Shareholder Report	8 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		FINANCIAL INVESTORS TRUST
Entity Central Index Key		0000915802
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000102285
Shareholder Report [Line Items]
Fund Name		DISCIPLINED GROWTH INVESTORS FUND
Trading Symbol		DGIFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Growth Investors Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.dgifund.com/geeks-lawyers/literature-forms. You can also request this information by contacting us at

1-855-DGI-FUND (344 3863) or dgi@alpsinc.com.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-DGI-FUND (344 3863)
Additional Information Email		dgi@alpsinc.com
Additional Information Website		https://www.dgifund.com/geeks-lawyers/literature-forms
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Disciplined Growth Investors Fund	$75	0.78%

Expenses Paid, Amount		$ 0.0078
Expense Ratio, Percent		7500.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The DGI Fund returned -6.38% for the twelve months ended April 30, 2025. Stocks in the Fund returned -11.27% and bonds returned +6.97%.

Stock selection was the primary impact on the Fund’s performance. The most impactful stock was SuperMicro Computer (SMCI). SMCI’s total performance in this period was -62.30% which contributed -5.03% to the Fund’s total return. From a high of $95.24/share on May 15, 2024, SMCI stock declined over six months to a low of $18.01/share on Nov. 14, 2024 following the resignation of its auditor and a short seller report on the company. In the subsequent two months, SMCI found a new auditor (BDO) and filed its delayed annual report, maintaining its listing status. From that low point through April 30th, the stock increased 99.9% to $36.00/share. The average weight of SMCI over the year was 3.69% of Fund assets.

The five largest contributors to performance were Interdigital (1.60% contribution), Arista Networks (1.39%), Royal Caribbean Cruises (1.32%), Intuitive Surgical (0.85%), and Plexus (0.83%). The top five detractors were Super Micro (-5.03%), Microchip Technology (-1.42%), Cognex (-1.04%), Align Technology (-1.02%), and Gentex (-0.94%).

Four stocks had performance increases over the period of over 50%. Those were Interdigital (106.03%), Take-Two Interactive (63.38%), Royal Caribbean (52.76%), and Stitch Fix (52.75%).

In total, 19 stocks increased in value while 27 declined.

Line Graph [Table Text Block]
	Disciplined Growth Investors Fund - $17,361	S&P 500 Total Return Index - $31,955
4/30/2015	$10,000	$10,000
10/31/2015	$9,660	$10,077
4/30/2016	$9,795	$10,121
10/31/2016	$10,352	$10,531
4/30/2017	$11,261	$11,934
10/31/2017	$11,848	$13,020
4/30/2018	$12,359	$13,517
10/31/2018	$12,746	$13,977
4/30/2019	$14,181	$15,341
10/31/2019	$14,315	$15,979
4/30/2020	$13,501	$15,474
10/31/2020	$15,574	$17,531
4/30/2021	$19,847	$22,589
10/31/2021	$20,248	$25,054
4/30/2022	$17,494	$22,637
10/31/2022	$16,597	$21,393
4/30/2023	$17,786	$23,240
10/31/2023	$19,105	$23,563
4/30/2024	$25,781	$28,507
10/31/2024	$25,807	$32,521
4/30/2025	$24,136	$31,955

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Disciplined Growth Investors Fund	1 Year	5 Year	10 Year
Disciplined Growth Investors Fund	-6.38%	12.32%	9.21%
S&P 500 Total Return Index	12.10%	15.61%	12.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-855-344-3863 for current month-end performance.

AssetsNet	$ 496,668,358	$ 496,668,358
Holdings Count | Holding	131	131
Advisory Fees Paid, Amount		$ 4,220,685
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

PROFILE

Total Net Assets$496,668,358 # of Portfolio Holdings131 Portfolio Turnover Rate17% Advisory Fees Paid$4,220,685
Holdings [Text Block]

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)

Value	Value
Technology	39.0%
Energy	11.3%
Industrials	9.6%
Consumer Discretionary	9.0%
Utilities	7.2%
Health Care	4.3%
Communications	4.2%
Financials	3.2%
Consumer, Non-cyclical	2.9%
Government	2.4%
Other Sectors	4.2%
Cash, Cash Equivalents, & Other Net Assets	2.7%

Largest Holdings [Text Block]

TOP 10 HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Cognex Corp.	4.3%
Garmin, Ltd.	3.7%
Pure Storage, Inc.	3.7%
InterDigital, Inc.	3.6%
Arista Networks, Inc.	3.5%
Plexus Corp.	3.1%
Expand Energy Corp.	3.1%
Coterra Energy, Inc.	3.1%
Alarm.com Holdings, Inc.	3.0%
Super Micro Computer, Inc.	3.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund’s next prospectus, which we expect to be available by August 31, 2025 at https://www.dgifund.com/geeks-lawyers/literature-forms or upon request at 1-855-DGI-FUND (344 3863).

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Disciplined Growth Investors, Inc., the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust on April 17, 2025, subject to the approval of the shareholders of the Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on June 16, 2025. The Reorganization is expected to occur on or around July 11, 2025.

C000111283
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		CLASS A
Trading Symbol		HSSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$174	1.79%

Expenses Paid, Amount		$ 0.0179
Expense Ratio, Percent		17400.00%
Line Graph [Table Text Block]
	Class A - NAV - $13,762	Class A - Load - $13,108	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$13,762	$13,108	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,141	$10,611	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,388	$8,942	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,018	$15,256	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,070	$21,973	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,244	$9,757	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,639	$13,943	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,383	$15,605	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,426	$13,741	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,839	$10,324	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$9,525	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	23.53%	6.08%	3.24%
Class A - Load	17.66%	5.06%	2.74%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 45,721,128	$ 45,721,128
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount		$ 498,862
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,721,128 # of Portfolio Holdings63 Portfolio Turnover Rate32% Advisory Fees Paid$498,862
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111284
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		CLASS C
Trading Symbol		HSSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$238	2.44%

Expenses Paid, Amount		$ 0.0244
Expense Ratio, Percent		23800.00%
Line Graph [Table Text Block]
	Class C - NAV - $12,897	Class C - Load - $12,897	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$12,897	$12,897	$18,462	$11,651	$30,174	$20,135
4/30/24	$10,506	$10,506	$18,302	$10,786	$27,085	$17,073
4/30/23	$8,908	$8,908	$16,151	$10,947	$22,146	$14,629
4/30/22	$15,302	$15,302	$16,762	$10,994	$21,819	$16,599
4/30/21	$22,191	$22,191	$20,163	$12,017	$22,520	$18,457
4/30/20	$9,921	$9,921	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,267	$14,267	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,068	$16,068	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,238	$14,238	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,767	$10,767	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	22.75%	5.39%	2.58%
Class C - Load	21.75%	5.39%	2.58%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 45,721,128	$ 45,721,128
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount		$ 498,862
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,721,128 # of Portfolio Holdings63 Portfolio Turnover Rate32% Advisory Fees Paid$498,862
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111285
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		INSTITUTIONAL
Trading Symbol		HSSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$149	1.53%

Expenses Paid, Amount		$ 0.0153
Expense Ratio, Percent		14900.00%
Line Graph [Table Text Block]
	Institutional - $14,230	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$14,230	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,490	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,642	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,404	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,541	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,419	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,834	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,538	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,515	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,871	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	23.85%	6.43%	3.59%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 45,721,128	$ 45,721,128
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount		$ 498,862
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,721,128 # of Portfolio Holdings63 Portfolio Turnover Rate32% Advisory Fees Paid$498,862
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111286
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		INVESTOR
Trading Symbol		FFBFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$184	1.89%

Expenses Paid, Amount		$ 0.0189
Expense Ratio, Percent		18400.00%
Line Graph [Table Text Block]
	Investor - $13,728	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$13,728	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,126	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,377	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,009	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,063	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,247	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,647	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,392	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,421	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,836	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	23.39%	6.02%	3.22%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 45,721,128	$ 45,721,128
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount		$ 498,862
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,721,128 # of Portfolio Holdings63 Portfolio Turnover Rate32% Advisory Fees Paid$498,862
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111287
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		CLASS A
Trading Symbol		HSPGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$82	1.02%

Expenses Paid, Amount		$ 0.0102
Expense Ratio, Percent		8200.00%
Line Graph [Table Text Block]
	Class A - NAV - $20,342	Class A - Load - $19,375	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,342	$19,375	$18,579	$11,651	$30,174
4/30/24	$19,733	$18,794	$18,140	$10,786	$27,085
4/30/23	$17,149	$16,333	$16,141	$10,947	$22,146
4/30/22	$17,570	$16,734	$16,025	$10,994	$21,819
4/30/21	$22,868	$21,780	$21,786	$12,017	$22,520
4/30/20	$13,391	$12,754	$12,879	$12,049	$14,922
4/30/19	$14,879	$14,171	$14,187	$10,870	$15,079
4/30/18	$13,309	$12,676	$13,270	$10,324	$13,382
4/30/17	$11,179	$10,647	$11,381	$10,357	$11,837
4/30/16	$8,972	$8,545	$9,173	$10,272	$9,982
4/30/15	$10,000	$9,524	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	3.09%	8.72%	7.36%
Class A - Load	-1.81%	7.67%	6.84%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 805,723,518	$ 805,723,518
Holdings Count | Holding	121	121
Advisory Fees Paid, Amount		$ 5,700,768
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$805,723,518 # of Portfolio Holdings121 Portfolio Turnover Rate45% Advisory Fees Paid$5,700,768
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111288
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		CLASS C
Trading Symbol		HSPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$135	1.68%

Expenses Paid, Amount		$ 0.0168
Expense Ratio, Percent		13500.00%
Line Graph [Table Text Block]
	Class C - NAV - $19,065	Class C - Load - $19,065	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$19,065	$19,065	$18,579	$11,651	$30,174
4/30/24	$18,609	$18,609	$18,140	$10,786	$27,085
4/30/23	$16,290	$16,290	$16,141	$10,947	$22,146
4/30/22	$16,790	$16,790	$16,025	$10,994	$21,819
4/30/21	$22,001	$22,001	$21,786	$12,017	$22,520
4/30/20	$12,972	$12,972	$12,879	$12,049	$14,922
4/30/19	$14,505	$14,505	$14,187	$10,870	$15,079
4/30/18	$13,058	$13,058	$13,270	$10,324	$13,382
4/30/17	$11,039	$11,039	$11,381	$10,357	$11,837
4/30/16	$8,913	$8,913	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	2.45%	8.00%	6.67%
Class C - Load	1.61%	8.00%	6.67%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 805,723,518	$ 805,723,518
Holdings Count | Holding	121	121
Advisory Fees Paid, Amount		$ 5,700,768
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$805,723,518 # of Portfolio Holdings121 Portfolio Turnover Rate45% Advisory Fees Paid$5,700,768
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111289
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		INSTITUTIONAL
Trading Symbol		FGROX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$63	0.78%

Expenses Paid, Amount		$ 0.0078
Expense Ratio, Percent		6300.00%
Line Graph [Table Text Block]
	Institutional - $20,968	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,968	$18,579	$11,651	$30,174
4/30/24	$20,299	$18,140	$10,786	$27,085
4/30/23	$17,587	$16,141	$10,947	$22,146
4/30/22	$17,965	$16,025	$10,994	$21,819
4/30/21	$23,306	$21,786	$12,017	$22,520
4/30/20	$13,608	$12,879	$12,049	$14,922
4/30/19	$15,073	$14,187	$10,870	$15,079
4/30/18	$13,437	$13,270	$10,324	$13,382
4/30/17	$11,253	$11,381	$10,357	$11,837
4/30/16	$9,003	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	3.29%	9.03%	7.68%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 805,723,518	$ 805,723,518
Holdings Count | Holding	121	121
Advisory Fees Paid, Amount		$ 5,700,768
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$805,723,518 # of Portfolio Holdings121 Portfolio Turnover Rate45% Advisory Fees Paid$5,700,768
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000111290
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		INVESTOR
Trading Symbol		FFGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$91	1.13%

Expenses Paid, Amount		$ 0.0113
Expense Ratio, Percent		9100.00%
Line Graph [Table Text Block]
	Investor - $20,235	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,235	$18,579	$11,651	$30,174
4/30/24	$19,653	$18,140	$10,786	$27,085
4/30/23	$17,088	$16,141	$10,947	$22,146
4/30/22	$17,519	$16,025	$10,994	$21,819
4/30/21	$22,812	$21,786	$12,017	$22,520
4/30/20	$13,363	$12,879	$12,049	$14,922
4/30/19	$14,856	$14,187	$10,870	$15,079
4/30/18	$13,287	$13,270	$10,324	$13,382
4/30/17	$11,167	$11,381	$10,357	$11,837
4/30/16	$8,964	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	2.96%	8.65%	7.30%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 805,723,518	$ 805,723,518
Holdings Count | Holding	121	121
Advisory Fees Paid, Amount		$ 5,700,768
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$805,723,518 # of Portfolio Holdings121 Portfolio Turnover Rate45% Advisory Fees Paid$5,700,768
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000144476
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		CLASS A
Trading Symbol		EFCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Insights Fund - A for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - A	$118	1.35%

Expenses Paid, Amount		$ 0.0135
Expense Ratio, Percent		11800.00%
Line Graph [Table Text Block]
	Class A - NAV - $28,966	Class A - Load - $27,584	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$28,966	$27,584	$27,342	$30,174	$39,473
4/30/24	$26,989	$25,701	$24,058	$27,085	$34,605
4/30/23	$21,450	$20,426	$19,932	$22,146	$26,467
4/30/22	$22,273	$21,211	$19,619	$21,819	$25,886
4/30/21	$25,535	$24,317	$23,561	$22,520	$27,782
4/30/20	$14,017	$13,348	$15,302	$14,922	$18,228
4/30/19	$13,296	$12,662	$15,267	$15,079	$16,651
4/30/18	$11,922	$11,353	$12,978	$13,382	$14,279
4/30/17	$10,319	$9,827	$11,105	$11,837	$12,021
4/30/16	$8,825	$8,404	$9,587	$9,982	$10,032
4/30/15	$10,000	$9,523	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	7.33%	15.62%	11.22%
Class A - Load	2.21%	14.51%	10.68%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 18,534,735	$ 18,534,735
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount		$ 55,899
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,534,735 # of Portfolio Holdings65 Portfolio Turnover Rate65% Advisory Fees Paid$55,899
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000109813
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Growth and Income Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		SIGIX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Institutional Class	$90	0.87%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 5.94%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

At the outset of the period, emerging market (EM) equities traded sideways. In September, China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Institutional Class $35,505	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $36,382	Morningstar EM Net Return USD Index $35,546
04/15	$25,000	$25,000	$25,000
05/15	$24,447	$24,363	$24,144
06/15	$24,011	$23,754	$23,463
07/15	$23,138	$22,366	$21,827
08/15	$21,094	$20,242	$19,910
09/15	$20,518	$19,798	$19,392
10/15	$21,808	$21,143	$20,759
11/15	$21,213	$20,577	$19,996
12/15	$20,739	$20,126	$19,592
01/16	$20,079	$18,666	$18,310
02/16	$20,099	$18,636	$18,261
03/16	$22,519	$20,946	$20,594
04/16	$22,919	$21,171	$20,807
05/16	$22,119	$20,506	$20,017
06/16	$23,177	$21,265	$20,886
07/16	$23,862	$22,358	$21,932
08/16	$23,923	$22,856	$22,413
09/16	$24,245	$23,058	$22,629
10/16	$24,064	$23,075	$22,666
11/16	$22,431	$22,144	$21,663
12/16	$22,675	$22,252	$21,741
01/17	$23,591	$23,403	$22,851
02/17	$24,446	$24,208	$23,619
03/17	$25,220	$24,837	$24,263
04/17	$25,525	$25,306	$24,689
05/17	$26,075	$25,912	$25,304
06/17	$26,193	$26,157	$25,473
07/17	$26,726	$27,542	$26,767
08/17	$26,829	$28,118	$27,328
09/17	$26,706	$27,990	$27,209
10/17	$27,260	$28,877	$28,166
11/17	$27,835	$28,998	$28,345
12/17	$28,617	$30,057	$29,461
01/18	$29,898	$32,390	$31,702
02/18	$28,470	$30,954	$30,274
03/18	$28,554	$30,503	$29,735
04/18	$27,589	$30,503	$29,771
05/18	$26,938	$29,578	$28,636
06/18	$25,621	$28,315	$27,375
07/18	$26,596	$28,952	$27,997
08/18	$26,278	$28,210	$27,386
09/18	$25,981	$27,827	$27,174
10/18	$23,417	$25,542	$24,865
11/18	$24,010	$26,654	$25,953
12/18	$23,432	$26,076	$25,478
01/19	$25,641	$28,014	$27,565
02/19	$25,937	$28,084	$27,680
03/19	$26,142	$28,549	$27,867
04/19	$26,438	$28,958	$28,388
05/19	$24,639	$27,072	$26,541
06/19	$26,537	$28,585	$28,071
07/19	$26,352	$28,302	$27,672
08/19	$26,051	$27,051	$26,407
09/19	$26,444	$27,569	$26,945
10/19	$27,555	$28,645	$28,111
11/19	$27,532	$28,574	$28,089
12/19	$28,865	$30,642	$30,094
01/20	$27,415	$29,574	$28,691
02/20	$26,199	$28,109	$27,107
03/20	$22,175	$23,728	$22,648
04/20	$24,234	$25,872	$24,844
05/20	$25,029	$26,186	$25,227
06/20	$26,484	$28,230	$27,097
07/20	$28,132	$31,060	$29,399
08/20	$29,167	$31,954	$30,128
09/20	$29,191	$31,222	$29,538
10/20	$29,144	$31,863	$30,167
11/20	$32,275	$34,875	$33,172
12/20	$35,273	$37,304	$35,634
01/21	$35,824	$38,304	$36,521
02/21	$35,752	$38,667	$36,992
03/21	$36,352	$37,973	$36,536
04/21	$36,903	$39,164	$37,626
05/21	$37,694	$40,384	$38,474
06/21	$38,084	$40,470	$38,599
07/21	$37,161	$38,278	$36,207
08/21	$37,331	$39,201	$37,084
09/21	$35,046	$38,130	$35,808
10/21	$35,557	$38,483	$36,078
11/21	$33,612	$37,447	$34,739
12/21	$34,450	$38,188	$35,515
01/22	$33,904	$36,839	$34,725
02/22	$33,695	$36,161	$33,964
03/22	$33,357	$35,033	$33,405
04/22	$31,586	$32,988	$31,716
05/22	$32,862	$33,105	$31,771
06/22	$30,277	$31,313	$29,491
07/22	$30,961	$31,356	$29,567
08/22	$30,567	$31,461	$29,865
09/22	$27,489	$28,130	$26,556
10/22	$28,436	$27,339	$25,895
11/22	$31,382	$30,639	$29,376
12/22	$30,421	$30,312	$29,019
01/23	$32,460	$32,476	$31,049
02/23	$30,743	$30,747	$29,266
03/23	$31,629	$31,429	$30,049
04/23	$31,575	$31,206	$29,820
05/23	$31,468	$30,649	$29,436
06/23	$32,726	$31,687	$30,540
07/23	$34,386	$33,493	$32,415
08/23	$32,971	$31,795	$30,700
09/23	$32,072	$31,063	$30,033
10/23	$30,493	$29,875	$28,771
11/23	$32,862	$32,076	$31,110
12/23	$34,775	$33,192	$32,367
01/24	$33,240	$31,588	$31,097
02/24	$34,364	$33,115	$32,443
03/24	$34,666	$33,652	$33,086
04/24	$33,514	$34,018	$33,305
05/24	$33,212	$34,096	$33,545
06/24	$33,799	$34,985	$34,793
07/24	$34,496	$35,149	$34,917
08/24	$35,610	$35,538	$35,412
09/24	$36,251	$38,350	$37,598
10/24	$34,496	$36,781	$35,955
11/24	$34,050	$35,703	$34,810
12/24	$32,900	$35,555	$34,648
01/25	$33,551	$35,735	$34,919
02/25	$33,608	$35,830	$34,896
03/25	$34,061	$36,109	$35,053
04/25	$35,505	$36,382	$35,546

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	5.94%	7.94%	3.57%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	3.82%
Morningstar EM Net Return USD Index	6.73%	7.43%	3.58%

Performance Inception Date		Feb. 15, 2012
AssetsNet	$ 2,943,954,929	$ 2,943,954,929
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount		$ 23,271,090
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000109812
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Growth and Income Fund
Class Name		INVESTOR CLASS
Trading Symbol		SFGIX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Investor Class	$100	0.97%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 5.81%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

At the outset of the period, emerging market (EM) equities traded sideways. In September, China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Investor Class $14,052	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,553	Morningstar EM Net Return USD Index $14,218
04/15	$10,000	$10,000	$10,000
05/15	$9,778	$9,745	$9,657
06/15	$9,603	$9,502	$9,385
07/15	$9,253	$8,946	$8,731
08/15	$8,434	$8,097	$7,964
09/15	$8,204	$7,919	$7,757
10/15	$8,720	$8,457	$8,304
11/15	$8,482	$8,231	$7,998
12/15	$8,288	$8,051	$7,837
01/16	$8,032	$7,467	$7,324
02/16	$8,032	$7,455	$7,304
03/16	$8,993	$8,379	$8,237
04/16	$9,161	$8,469	$8,323
05/16	$8,833	$8,202	$8,007
06/16	$9,255	$8,506	$8,355
07/16	$9,529	$8,943	$8,773
08/16	$9,554	$9,142	$8,965
09/16	$9,683	$9,223	$9,052
10/16	$9,610	$9,230	$9,066
11/16	$8,957	$8,858	$8,665
12/16	$9,057	$8,901	$8,696
01/17	$9,415	$9,361	$9,140
02/17	$9,758	$9,683	$9,448
03/17	$10,067	$9,935	$9,705
04/17	$10,181	$10,122	$9,875
05/17	$10,409	$10,365	$10,122
06/17	$10,455	$10,463	$10,189
07/17	$10,660	$11,017	$10,707
08/17	$10,701	$11,247	$10,931
09/17	$10,652	$11,196	$10,884
10/17	$10,882	$11,551	$11,266
11/17	$11,104	$11,599	$11,338
12/17	$11,410	$12,023	$11,784
01/18	$11,923	$12,956	$12,681
02/18	$11,352	$12,382	$12,110
03/18	$11,385	$12,201	$11,894
04/18	$11,007	$12,201	$11,908
05/18	$10,739	$11,831	$11,454
06/18	$10,210	$11,326	$10,950
07/18	$10,600	$11,581	$11,199
08/18	$10,473	$11,284	$10,954
09/18	$10,354	$11,131	$10,870
10/18	$9,329	$10,217	$9,946
11/18	$9,566	$10,662	$10,381
12/18	$9,335	$10,430	$10,191
01/19	$10,209	$11,206	$11,026
02/19	$10,328	$11,234	$11,072
03/19	$10,419	$11,419	$11,147
04/19	$10,528	$11,583	$11,355
05/19	$9,808	$10,829	$10,616
06/19	$10,566	$11,434	$11,228
07/19	$10,492	$11,321	$11,069
08/19	$10,371	$10,820	$10,563
09/19	$10,529	$11,028	$10,778
10/19	$10,963	$11,458	$11,244
11/19	$10,963	$11,430	$11,236
12/19	$11,482	$12,257	$12,037
01/20	$10,911	$11,830	$11,476
02/20	$10,425	$11,243	$10,843
03/20	$8,826	$9,491	$9,059
04/20	$9,640	$10,349	$9,938
05/20	$9,958	$10,474	$10,091
06/20	$10,528	$11,292	$10,839
07/20	$11,187	$12,424	$11,760
08/20	$11,601	$12,781	$12,051
09/20	$11,610	$12,489	$11,815
10/20	$11,582	$12,745	$12,067
11/20	$12,833	$13,950	$13,269
12/20	$14,025	$14,922	$14,254
01/21	$14,245	$15,322	$14,608
02/21	$14,216	$15,467	$14,797
03/21	$14,456	$15,189	$14,615
04/21	$14,667	$15,666	$15,050
05/21	$14,983	$16,154	$15,390
06/21	$15,136	$16,188	$15,440
07/21	$14,767	$15,311	$14,483
08/21	$14,835	$15,681	$14,834
09/21	$13,932	$15,252	$14,323
10/21	$14,126	$15,393	$14,431
11/21	$13,359	$14,979	$13,896
12/21	$13,687	$15,275	$14,206
01/22	$13,469	$14,736	$13,890
02/22	$13,386	$14,464	$13,586
03/22	$13,250	$14,013	$13,362
04/22	$12,543	$13,195	$12,686
05/22	$13,053	$13,242	$12,709
06/22	$12,018	$12,525	$11,796
07/22	$12,292	$12,542	$11,827
08/22	$12,134	$12,584	$11,946
09/22	$10,905	$11,252	$10,622
10/22	$11,294	$10,936	$10,358
11/22	$12,449	$12,256	$11,751
12/22	$12,067	$12,125	$11,608
01/23	$12,880	$12,990	$12,420
02/23	$12,195	$12,299	$11,706
03/23	$12,548	$12,572	$12,020
04/23	$12,527	$12,482	$11,928
05/23	$12,484	$12,259	$11,775
06/23	$12,984	$12,675	$12,216
07/23	$13,636	$13,397	$12,966
08/23	$13,082	$12,718	$12,280
09/23	$12,712	$12,425	$12,013
10/23	$12,082	$11,950	$11,508
11/23	$13,027	$12,830	$12,444
12/23	$13,783	$13,277	$12,947
01/24	$13,170	$12,635	$12,439
02/24	$13,619	$13,246	$12,977
03/24	$13,739	$13,461	$13,234
04/24	$13,280	$13,607	$13,322
05/24	$13,159	$13,639	$13,418
06/24	$13,391	$13,994	$13,917
07/24	$13,658	$14,060	$13,967
08/24	$14,114	$14,215	$14,165
09/24	$14,358	$15,340	$15,039
10/24	$13,658	$14,712	$14,382
11/24	$13,480	$14,281	$13,924
12/24	$13,025	$14,222	$13,859
01/25	$13,284	$14,294	$13,968
02/25	$13,307	$14,332	$13,958
03/25	$13,487	$14,444	$14,021
04/25	$14,052	$14,553	$14,218

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	5.81%	7.83%	3.46%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	3.82%
Morningstar EM Net Return USD Index	6.73%	7.43%	3.58%

Performance Inception Date		Feb. 15, 2012
AssetsNet	$ 2,943,954,929	$ 2,943,954,929
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount		$ 23,271,090
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000253515
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	RETAIL CLASS
Trading Symbol	SFGRX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Retail Class	$78	1.17%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

The Seafarer Overseas Growth and Income Fund’s Retail Class returned -0.48% from its inception on August 30, 2024 to the end of the annual period on April 30, 2025. During this eight-month period, the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 2.37% and 0.38%, respectively.

In September 2024 China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December, Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Retail Class $9,952	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,237	Morningstar EM Net Return USD Index $10,038
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Growth and Income Fund	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	-0.48%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	2.37%
Morningstar EM Net Return USD Index	0.38%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 2,943,954,929	$ 2,943,954,929
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 23,271,090
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000167155
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Value Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		SIVLX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Institutional Class	$107	1.05%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Value Fund’s Institutional Class returned 4.50%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

Emerging market (EM) equities began this annual period led by technology and AI-related developments until September, when Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Institutional Class $45,282	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $44,356	Morningstar EM Net Return USD Index $44,395
05/16	$25,000	$25,000	$25,000
06/16	$24,825	$25,925	$26,086
07/16	$25,550	$27,258	$27,393
08/16	$25,625	$27,865	$27,993
09/16	$25,800	$28,112	$28,263
10/16	$25,675	$28,133	$28,309
11/16	$26,025	$26,998	$27,056
12/16	$25,712	$27,130	$27,154
01/17	$26,977	$28,532	$28,539
02/17	$27,736	$29,514	$29,500
03/17	$27,989	$30,280	$30,303
04/17	$28,571	$30,853	$30,835
05/17	$29,482	$31,591	$31,604
06/17	$29,913	$31,891	$31,815
07/17	$30,140	$33,579	$33,431
08/17	$30,849	$34,281	$34,132
09/17	$31,077	$34,125	$33,983
10/17	$30,976	$35,206	$35,178
11/17	$31,026	$35,354	$35,402
12/17	$31,666	$36,645	$36,795
01/18	$33,028	$39,489	$39,595
02/18	$31,980	$37,739	$37,811
03/18	$31,797	$37,189	$37,138
04/18	$31,325	$37,189	$37,182
05/18	$31,325	$36,061	$35,765
06/18	$30,618	$34,521	$34,190
07/18	$30,566	$35,298	$34,967
08/18	$29,963	$34,393	$34,203
09/18	$29,990	$33,926	$33,939
10/18	$27,999	$31,140	$31,056
11/18	$27,737	$32,497	$32,415
12/18	$27,254	$31,791	$31,820
01/19	$29,363	$34,155	$34,427
02/19	$29,661	$34,239	$34,571
03/19	$30,391	$34,806	$34,805
04/19	$30,904	$35,305	$35,456
05/19	$29,390	$33,005	$33,148
06/19	$31,986	$34,851	$35,059
07/19	$32,148	$34,505	$34,561
08/19	$31,337	$32,980	$32,981
09/19	$31,472	$33,612	$33,653
10/19	$32,581	$34,924	$35,109
11/19	$32,283	$34,837	$35,082
12/19	$33,236	$37,359	$37,586
01/20	$31,451	$36,056	$35,834
02/20	$29,945	$34,270	$33,855
03/20	$24,230	$28,929	$28,286
04/20	$26,432	$31,543	$31,029
05/20	$26,572	$31,925	$31,508
06/20	$27,436	$34,418	$33,843
07/20	$27,520	$37,868	$36,718
08/20	$29,248	$38,957	$37,628
09/20	$28,970	$38,066	$36,892
10/20	$28,998	$38,847	$37,678
11/20	$32,566	$42,519	$41,431
12/20	$34,579	$45,481	$44,505
01/21	$34,522	$46,699	$45,613
02/21	$35,597	$47,143	$46,201
03/21	$36,812	$46,296	$45,632
04/21	$37,265	$47,748	$46,993
05/21	$38,085	$49,235	$48,053
06/21	$39,046	$49,340	$48,209
07/21	$38,169	$46,667	$45,221
08/21	$39,442	$47,794	$46,316
09/21	$37,519	$46,487	$44,723
10/21	$38,989	$46,918	$45,060
11/21	$36,897	$45,654	$43,388
12/21	$38,050	$46,559	$44,357
01/22	$38,313	$44,914	$43,370
02/22	$38,723	$44,087	$42,420
03/22	$38,958	$42,711	$41,722
04/22	$37,640	$40,219	$39,612
05/22	$38,430	$40,361	$39,681
06/22	$36,439	$38,176	$36,833
07/22	$37,259	$38,228	$36,928
08/22	$36,907	$38,357	$37,300
09/22	$34,388	$34,295	$33,167
10/22	$34,066	$33,332	$32,341
11/22	$37,142	$37,355	$36,690
12/22	$37,778	$36,956	$36,243
01/23	$40,370	$39,594	$38,779
02/23	$38,821	$37,486	$36,552
03/23	$39,655	$38,318	$37,530
04/23	$39,983	$38,046	$37,244
05/23	$39,119	$37,366	$36,765
06/23	$40,907	$38,632	$38,143
07/23	$42,933	$40,834	$40,485
08/23	$41,294	$38,764	$38,343
09/23	$40,698	$37,872	$37,510
10/23	$38,285	$36,423	$35,934
11/23	$40,609	$39,106	$38,855
12/23	$42,813	$40,467	$40,426
01/24	$41,094	$38,512	$38,839
02/24	$42,383	$40,373	$40,520
03/24	$43,334	$41,028	$41,323
04/24	$43,334	$41,474	$41,596
05/24	$42,229	$41,570	$41,897
06/24	$41,831	$42,653	$43,455
07/24	$42,199	$42,853	$43,609
08/24	$43,058	$43,328	$44,228
09/24	$44,654	$46,756	$46,959
10/24	$43,120	$44,842	$44,906
11/24	$42,414	$43,529	$43,476
12/24	$41,384	$43,348	$43,274
01/25	$41,831	$43,568	$43,613
02/25	$42,310	$43,683	$43,583
03/25	$43,429	$44,024	$43,779
04/25	$45,282	$44,356	$44,395

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	4.50%	11.37%	6.89%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	6.64%
Morningstar EM Net Return USD Index	6.73%	7.43%	6.65%

Performance Inception Date		May 31, 2016
AssetsNet	$ 98,819,325	$ 98,819,325
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 607,161
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000167154
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Value Fund
Class Name		INVESTOR CLASS
Trading Symbol		SFVLX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Investor Class	$118	1.15%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Value Fund’s Investor Class returned 4.37%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

Emerging market (EM) equities began this annual period led by technology and AI-related developments until September, when Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Investor Class $17,944	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,742	Morningstar EM Net Return USD Index $17,758
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,210	$10,903	$10,957
08/16	$10,240	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,260	$11,253	$11,323
11/16	$10,400	$10,799	$10,822
12/16	$10,283	$10,852	$10,861
01/17	$10,778	$11,413	$11,416
02/17	$11,081	$11,806	$11,800
03/17	$11,182	$12,112	$12,121
04/17	$11,415	$12,341	$12,334
05/17	$11,778	$12,636	$12,641
06/17	$11,960	$12,756	$12,726
07/17	$12,041	$13,431	$13,373
08/17	$12,324	$13,713	$13,653
09/17	$12,415	$13,650	$13,593
10/17	$12,374	$14,082	$14,071
11/17	$12,394	$14,142	$14,161
12/17	$12,640	$14,658	$14,718
01/18	$13,195	$15,796	$15,838
02/18	$12,776	$15,096	$15,124
03/18	$12,693	$14,876	$14,855
04/18	$12,504	$14,876	$14,873
05/18	$12,504	$14,424	$14,306
06/18	$12,222	$13,808	$13,676
07/18	$12,201	$14,119	$13,987
08/18	$11,960	$13,757	$13,681
09/18	$11,960	$13,570	$13,576
10/18	$11,175	$12,456	$12,422
11/18	$11,071	$12,999	$12,966
12/18	$10,881	$12,717	$12,728
01/19	$11,712	$13,662	$13,771
02/19	$11,831	$13,696	$13,828
03/19	$12,123	$13,922	$13,922
04/19	$12,317	$14,122	$14,182
05/19	$11,712	$13,202	$13,259
06/19	$12,760	$13,940	$14,024
07/19	$12,824	$13,802	$13,824
08/19	$12,500	$13,192	$13,192
09/19	$12,544	$13,445	$13,461
10/19	$12,986	$13,970	$14,044
11/19	$12,867	$13,935	$14,033
12/19	$13,241	$14,943	$15,034
01/20	$12,540	$14,423	$14,334
02/20	$11,928	$13,708	$13,542
03/20	$9,658	$11,571	$11,314
04/20	$10,526	$12,617	$12,412
05/20	$10,593	$12,770	$12,603
06/20	$10,926	$13,767	$13,537
07/20	$10,971	$15,147	$14,687
08/20	$11,639	$15,583	$15,051
09/20	$11,538	$15,226	$14,757
10/20	$11,550	$15,539	$15,071
11/20	$12,963	$17,008	$16,572
12/20	$13,767	$18,192	$17,802
01/21	$13,744	$18,680	$18,245
02/21	$14,161	$18,857	$18,480
03/21	$14,657	$18,518	$18,253
04/21	$14,838	$19,099	$18,797
05/21	$15,153	$19,694	$19,221
06/21	$15,537	$19,736	$19,284
07/21	$15,187	$18,667	$18,088
08/21	$15,695	$19,117	$18,526
09/21	$14,928	$18,595	$17,889
10/21	$15,503	$18,767	$18,024
11/21	$14,669	$18,262	$17,355
12/21	$15,129	$18,624	$17,743
01/22	$15,235	$17,966	$17,348
02/22	$15,398	$17,635	$16,968
03/22	$15,491	$17,085	$16,689
04/22	$14,966	$16,088	$15,845
05/22	$15,281	$16,144	$15,872
06/22	$14,487	$15,271	$14,733
07/22	$14,803	$15,291	$14,771
08/22	$14,663	$15,343	$14,920
09/22	$13,670	$13,718	$13,267
10/22	$13,542	$13,333	$12,937
11/22	$14,756	$14,942	$14,676
12/22	$15,003	$14,783	$14,497
01/23	$16,035	$15,838	$15,512
02/23	$15,418	$14,994	$14,621
03/23	$15,750	$15,327	$15,012
04/23	$15,881	$15,218	$14,897
05/23	$15,537	$14,947	$14,706
06/23	$16,237	$15,453	$15,257
07/23	$17,044	$16,333	$16,194
08/23	$16,391	$15,505	$15,337
09/23	$16,166	$15,149	$15,004
10/23	$15,192	$14,569	$14,374
11/23	$16,118	$15,642	$15,542
12/23	$16,997	$16,187	$16,170
01/24	$16,313	$15,405	$15,536
02/24	$16,814	$16,149	$16,208
03/24	$17,193	$16,411	$16,529
04/24	$17,193	$16,590	$16,638
05/24	$16,753	$16,628	$16,759
06/24	$16,594	$17,061	$17,382
07/24	$16,741	$17,141	$17,444
08/24	$17,083	$17,331	$17,691
09/24	$17,706	$18,703	$18,784
10/24	$17,095	$17,937	$17,962
11/24	$16,826	$17,411	$17,391
12/24	$16,418	$17,339	$17,310
01/25	$16,583	$17,427	$17,445
02/25	$16,774	$17,473	$17,433
03/25	$17,219	$17,609	$17,512
04/25	$17,944	$17,742	$17,758

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	4.37%	11.26%	6.78%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	6.64%
Morningstar EM Net Return USD Index	6.73%	7.43%	6.65%

Performance Inception Date		May 31, 2016
AssetsNet	$ 98,819,325	$ 98,819,325
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 607,161
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000253516
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	RETAIL CLASS
Trading Symbol	SFVRX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Retail Class	$92	1.35%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

The Seafarer Overseas Value Fund’s Retail Class returned 4.96% from its inception on August 30, 2024 to the end of the annual period on April 30, 2025. During this eight-month period, the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 2.37% and 0.38%, respectively.

In September 2024 Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Retail Class $10,496	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,237	Morningstar EM Net Return USD Index $10,038
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Value Fund	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	4.96%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	2.37%
Morningstar EM Net Return USD Index	0.38%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 98,819,325	$ 98,819,325
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 607,161
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000211491
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		VVILX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Institutional Class	$88	0.85%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Vulcan Value Partners Fund - Institutional Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
05/19	$1,000,000	$1,000,000	$1,000,000
04/20	$971,676	$897,312	$1,016,245
04/21	$1,545,139	$1,309,404	$1,483,535
04/22	$1,193,717	$1,326,663	$1,486,696
04/23	$1,160,581	$1,342,755	$1,526,305
04/24	$1,542,835	$1,522,979	$1,872,191
04/25	$1,639,794	$1,653,198	$2,098,654

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Fund - Institutional Class (Incep. May 1, 2019)	6.28%	11.03%	8.59%
Russell 1000® Value Index TR	8.55%	13.00%	8.74%
S&P 500 Total Return Index	12.10%	15.61%	13.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 398,714,635	$ 398,714,635
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount		$ 3,866,916
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$398,714,635 # of Portfolio Holdings31 Portfolio Turnover Rate56% Advisory Fees Paid$3,866,916
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Communications	7.89%
Consumer, Cyclical	8.75%
Industrial	11.91%
Consumer, Non-cyclical	14.41%
Technology	25.06%
Financial	31.14%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Microsoft Corp.	6.00%
Everest Group, Ltd.	5.24%
Nice, Ltd.	5.08%
Qorvo, Inc.	5.04%
Sodexo SA	4.91%
Amazon.com, Inc.	4.57%
Skyworks Solutions, Inc.	4.15%
Ares Management Corp.	4.12%
TPG, Inc.	4.08%
Elevance Health, Inc.	3.99%
Total % of Top 10 Holdings	47.18%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

C000082313
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Fund
Class Name		INVESTOR CLASS
Trading Symbol		VVPLX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Investor Class	$117	1.14%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.14%
Line Graph [Table Text Block]
	Vulcan Value Partners Fund - Investor Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
04/15	$10,000	$10,000	$10,000
04/16	$9,351	$9,960	$10,121
04/17	$10,646	$11,608	$11,934
04/18	$12,001	$12,479	$13,517
04/19	$12,816	$13,610	$15,341
04/20	$12,412	$12,111	$15,474
04/21	$19,687	$17,673	$22,589
04/22	$15,172	$17,906	$22,637
04/23	$14,719	$18,123	$23,240
04/24	$19,529	$20,556	$28,507
04/25	$20,684	$22,313	$31,955

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Fund - Investor Class	5.91%	10.75%	7.54%
Russell 1000® Value Index TR	8.55%	13.00%	8.36%
S&P 500 Total Return Index	12.10%	15.61%	12.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 398,714,635	$ 398,714,635
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount		$ 3,866,916
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$398,714,635 # of Portfolio Holdings31 Portfolio Turnover Rate56% Advisory Fees Paid$3,866,916
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Communications	7.89%
Consumer, Cyclical	8.75%
Industrial	11.91%
Consumer, Non-cyclical	14.41%
Technology	25.06%
Financial	31.14%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Microsoft Corp.	6.00%
Everest Group, Ltd.	5.24%
Nice, Ltd.	5.08%
Qorvo, Inc.	5.04%
Sodexo SA	4.91%
Amazon.com, Inc.	4.57%
Skyworks Solutions, Inc.	4.15%
Ares Management Corp.	4.12%
TPG, Inc.	4.08%
Elevance Health, Inc.	3.99%
Total % of Top 10 Holdings	47.18%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

C000211492
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Small Cap Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		VVISX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Institutional Class	$99	1.00%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		1.00%
Line Graph [Table Text Block]
	Vulcan Value Partners Small Cap Fund - Institutional Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
05/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
04/20	$734,447	$1,016,245	$767,645	$843,941
04/21	$1,388,630	$1,483,535	$1,373,801	$1,476,162
04/22	$1,091,475	$1,486,696	$1,283,323	$1,227,142
04/23	$937,118	$1,526,305	$1,180,828	$1,182,410
04/24	$996,446	$1,872,191	$1,346,488	$1,339,912
04/25	$985,087	$2,098,654	$1,337,279	$1,351,636

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Small Cap Fund - Institutional Class (Incep. May 1, 2019)	-1.14%	6.05%	-0.25%
S&P 500 Total Return Index	12.10%	15.61%	13.15%
Russell 2000® Value Index	-0.68%	11.74%	4.96%
Russell 2000® Index TR	0.88%	9.88%	5.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 120,828,976	$ 120,828,976
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount		$ 1,676,383
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$120,828,976 # of Portfolio Holdings25 Portfolio Turnover Rate29% Advisory Fees Paid$1,676,383
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Consumer, Cyclical	7.21%
Financial	9.04%
Technology	13.78%
Consumer, Non-cyclical	32.44%
Industrial	35.71%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
ISS A/S	7.28%
Littelfuse, Inc.	6.06%
Ibstock PLC	5.81%
Ituran Location and Control, Ltd.	4.94%
Qorvo, Inc.	4.89%
ABM Industries, Inc.	4.89%
Premium Brands Holdings Corp.	4.85%
Sdiptech AB	4.59%
MillerKnoll, Inc.	4.44%
Genpact, Ltd.	4.30%
Total % of Top 10 Holdings	52.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

C000082314
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Small Cap Fund
Class Name		INVESTOR CLASS
Trading Symbol		VVPSX
Annual or Semi-Annual Statement [Text Block]		ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Investor Class	$124	1.25%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Vulcan Value Partners Small Cap Fund - Investor Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
04/15	$10,000	$10,000	$10,000	$10,000
04/16	$9,496	$10,121	$9,629	$9,406
04/17	$11,583	$11,934	$12,246	$11,816
04/18	$11,940	$13,517	$13,046	$13,179
04/19	$12,508	$15,341	$13,332	$13,787
04/20	$9,096	$15,474	$10,153	$11,527
04/21	$17,146	$22,589	$18,170	$20,163
04/22	$13,447	$22,637	$16,973	$16,762
04/23	$11,512	$23,240	$15,618	$16,151
04/24	$12,215	$28,507	$17,809	$18,302
04/25	$12,048	$31,955	$17,687	$18,462

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Small Cap Fund - Investor Class	-1.36%	5.78%	1.88%
S&P 500 Total Return Index	12.10%	15.61%	12.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
Russell 2000® Index TR	0.88%	9.88%	6.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 120,828,976	$ 120,828,976
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount		$ 1,676,383
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$120,828,976 # of Portfolio Holdings25 Portfolio Turnover Rate29% Advisory Fees Paid$1,676,383
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Consumer, Cyclical	7.21%
Financial	9.04%
Technology	13.78%
Consumer, Non-cyclical	32.44%
Industrial	35.71%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
ISS A/S	7.28%
Littelfuse, Inc.	6.06%
Ibstock PLC	5.81%
Ituran Location and Control, Ltd.	4.94%
Qorvo, Inc.	4.89%
ABM Industries, Inc.	4.89%
Premium Brands Holdings Corp.	4.85%
Sdiptech AB	4.59%
MillerKnoll, Inc.	4.44%
Genpact, Ltd.	4.30%
Total % of Top 10 Holdings	52.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

C000144477
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		CLASS C
Trading Symbol		EFCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Insights Fund - C for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - C	$174	2.00%

Expenses Paid, Amount		$ 0.0200
Expense Ratio, Percent		17400.00%
Line Graph [Table Text Block]
	Class C - NAV - $27,180	Class C - Load - $27,180	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$27,180	$27,180	$27,342	$30,174	$39,473
4/30/24	$25,422	$25,422	$24,058	$27,085	$34,605
4/30/23	$20,332	$20,332	$19,932	$22,146	$26,467
4/30/22	$21,259	$21,259	$19,619	$21,819	$25,886
4/30/21	$24,527	$24,527	$23,561	$22,520	$27,782
4/30/20	$13,557	$13,557	$15,302	$14,922	$18,228
4/30/19	$12,931	$12,931	$15,267	$15,079	$16,651
4/30/18	$11,685	$11,685	$12,978	$13,382	$14,279
4/30/17	$10,174	$10,174	$11,105	$11,837	$12,021
4/30/16	$8,755	$8,755	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	6.91%	14.93%	10.52%
Class C - Load	5.91%	14.93%	10.52%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 18,534,735	$ 18,534,735
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount		$ 55,899
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,534,735 # of Portfolio Holdings65 Portfolio Turnover Rate65% Advisory Fees Paid$55,899
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000144478
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		INSTITUTIONAL
Trading Symbol		EFCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Insights Fund - Institutional for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Institutional	$92	1.05%

Expenses Paid, Amount		$ 0.0105
Expense Ratio, Percent		9200.00%
Line Graph [Table Text Block]
	Institutional - $29,822	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$29,822	$27,342	$30,174	$39,473
4/30/24	$27,702	$24,058	$27,085	$34,605
4/30/23	$21,959	$19,932	$22,146	$26,467
4/30/22	$22,727	$19,619	$21,819	$25,886
4/30/21	$25,976	$23,561	$22,520	$27,782
4/30/20	$14,224	$15,302	$14,922	$18,228
4/30/19	$13,437	$15,267	$15,079	$16,651
4/30/18	$12,018	$12,978	$13,382	$14,279
4/30/17	$10,373	$11,105	$11,837	$12,021
4/30/16	$8,845	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	7.65%	15.96%	11.55%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 18,534,735	$ 18,534,735
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount		$ 55,899
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,534,735 # of Portfolio Holdings65 Portfolio Turnover Rate65% Advisory Fees Paid$55,899
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

C000144479
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		INVESTOR
Trading Symbol		EFCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report shareholder report contains important information about Emerald Insights Fund - Investor for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Investor	$122	1.40%

Expenses Paid, Amount		$ 0.0140
Expense Ratio, Percent		12200.00%
Line Graph [Table Text Block]
	Investor - $28,829	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$28,829	$27,342	$30,174	$39,473
4/30/24	$26,873	$24,058	$27,085	$34,605
4/30/23	$21,384	$19,932	$22,146	$26,467
4/30/22	$22,211	$19,619	$21,819	$25,886
4/30/21	$25,472	$23,561	$22,520	$27,782
4/30/20	$13,989	$15,302	$14,922	$18,228
4/30/19	$13,266	$15,267	$15,079	$16,651
4/30/18	$11,907	$12,978	$13,382	$14,279
4/30/17	$10,301	$11,105	$11,837	$12,021
4/30/16	$8,823	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	7.28%	15.56%	11.17%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 18,534,735	$ 18,534,735
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount		$ 55,899
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,534,735 # of Portfolio Holdings65 Portfolio Turnover Rate65% Advisory Fees Paid$55,899
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.